Intangible Assets - Summary of Goodwill Allocated to Each Cash-Generation Unit (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 708,223
Mobile services [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Discount rate	8.48%
Impairment loss on goodwill	₩ 0	₩ 0	₩ 0
Mobile services [member] | Bottom of range [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Expected revenue growth rate	1.13%
Mobile services [member] | Top of range [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Expected revenue growth rate	4.31%
Marketing [member] | Mobile services [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Expected revenue growth rate	1.13%
Discount rate	8.48%
Impairment loss on goodwill	₩ 0	0	0
Finance [member]
Disclosure of detailed information about intangible assets [line items]
Description of calculation of recoverable amount	The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 1.57% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 5.32% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2020, 2021 and 2022.
Finance [member] | BC Card Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Expected revenue growth rate	1.57%
Discount rate	5.32%
Impairment loss on goodwill	₩ 0	0	0
Goodwill	41,234
Others [member] | HCN Co Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss on goodwill	24,006
Goodwill	₩ 228,674
Others [member] | BOOK CLUB MILLIE [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%
Expected revenue growth rate	27.83%
Discount rate	18.75%
Impairment loss on goodwill	₩ 0
Others [member] | Epsilon Global Communications [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%
Expected revenue growth rate	12.10%
Discount rate	9.74%
Impairment loss on goodwill	₩ 0
Others [member] | MEDIA GENIE Co Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Description of calculation of recoverable amount	The recoverable amounts of GENIE Music Corporation are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate (-)0.41% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 15.72% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on GENIE Music Corporation for the years ended December 31, 2022.
Others [member] | KT Telecop Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%
Expected revenue growth rate	3.05%
Discount rate	10.23%
Impairment loss on goodwill	₩ 0	₩ 0	₩ 0
Goodwill	₩ 15,418
Others [member] | GENIE Music Corporation [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Expected revenue growth rate	0.41%
Discount rate	15.72%
Impairment loss on goodwill	₩ 0
Goodwill	₩ 50,214
Others [member] | PlayD Co., Ltd. [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%
Expected revenue growth rate	9.16%
Discount rate	15.30%
Impairment loss on goodwill	₩ 0
Goodwill	₩ 42,745
Satellite TV [member] | HCN Co Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Expected revenue growth rate	6.60%
Discount rate	10.14%